Organization and Principal Activities - Summary of Results of Operations and Cash Flows of VIE (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Variable Interest Entity [Line Items]
Cost of revenues	$ (93,309)	¥ (649,596)	¥ (517,074)	¥ (213,370)
Net income/(loss)	(15,776)	(109,841)	(66,197)	(90,291)
Net cash (used in)/provided by operating activities	(3,699)	(25,758)	(97,925)	(75,532)
Net cash used in investing activities	(12,779)	(88,966)	(139,206)	(28,644)
Net cash provided by financing activities	(4,867)	(33,883)	614,884	217,446
VIE
Variable Interest Entity [Line Items]
Revenues	129,342	900,454	709,594	284,348
Cost of revenues	(90,222)	(628,109)	(499,589)	(206,789)
Net income/(loss)	(13,765)	(95,829)	(16,785)	(40,003)
Net cash (used in)/provided by operating activities	2,307	16,059	(68,316)	(51,016)
Net cash used in investing activities	(4,949)	(34,451)	(104,675)	¥ (10,000)
Net cash provided by financing activities	$ 28,433	¥ 197,943	¥ 154,901